Fair Value Measurements -- Changes in Level 3 Assets (Details 3) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Securities Investment
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 2	$ 8
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(3)
Balance at end of period	2	5
Bonds: | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period		7
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Transfers out of Level 3		(3)
Balance at end of period		4
Other Long-term Investments | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	2	1
Net gains (losses) included in: Other revenues	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0	0
Purchases, sales, issues, settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at end of period	$ 2	1
Corporate debt | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period		4
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Transfers out of Level 3		0
Balance at end of period		4
Commercial mortgage-backed securities (“CMBS”) | Available-for-sale securities
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period		3
Net gains (losses) included in: Other revenues		0
Net gains (losses) included in: Other comprehensive income (loss)		0
Purchases, sales, issues, settlements		0
Transfers into Level 3		0
Transfers out of Level 3		(3)
Balance at end of period		$ 0